Property and equipment	12 Months Ended
Dec. 31, 2015
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment Disclosure [Text Block]
Note 9 Property and equipment

The Company has acquired all of its office and field work equipment with cash payments and financial institution loans. During the year ended December 31, 2015 the company acquired lease hold improvements, office equipment, boom truck, trailer and auto for the sum of $859 and 27,679 in 2014.  The total fixed assets consist of vehicles, office furniture, tools and various equipment items and the totals are as follows:

Asset	December 31, 2015	December 31, 2014
Equipment	$100,846	$99,987
Accumulated depreciation	58,335	42,187
Net Fixed Assets	$42,511	$57,800

Depreciation expenses for the years ended December 31, 2015 and 2014 was $16,148 and $13,538 respectively.